Income Taxes (Details) - Schedule of sufficient future income to realize deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of sufficient future income to realize deferred tax assets [Abstract]
Net operating loss carryforwards in the PRC	$ 1,742
Federal Net operating loss carryforwards in the U.S.	1,858,126	1,421,677
State Net operating loss carryforwards in the U.S.	1,150,269	880,096
Amortization of beneficial conversion feature relating to issuance of convertible notes	714,000
Amortization of relative fair value of warrants relating to issuance of convertible notes	642,600
Impairment of investment securities		200,000
Impairment of equity investment	86,100	221,943
Impairment of financial products		210,000
Less: valuation allowance	(4,452,837)	(2,933,716)
Deferred tax assets
Amortization of intangible assets acquired in business combination	4,893,461
Deferred tax liabilities	$ 4,893,461